Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts receivable, non-trade	$ 6,844	$ 10,688
Accumulated depreciation on vessel and equipment	711,352	711,758
Accumulated Depreciation on Finance Leases	$ 133,557	$ 109,853
Limited Partners - common units issued (in shares)	86.9	77.5
Limited Partners - common units outstanding (in shares)	86.9	77.5
Preferred Units, Authorized	11.9	11.9
Limited Partners - preferred units issued (in shares)	11.8	11.8
Limited Partners - preferred units outstanding (in shares)	11.8	11.8